Related party transactions and balance - Schedule of Related Party Transactions and Balance (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Payables [Member]
Schedule of Related Party Transactions and Balance [Line Items]
Related party payables	¥ 597	¥ 397
Related party	Guangsheng Liu, Chief Executive Officer, President, Chief Financial Officer and Chairman
Related Party Receivables [Member]
Schedule of Related Party Transactions and Balance [Line Items]
Related party receivables	¥ 14
Related party	New Tuanche Technology Limited, under common key management personnel (the legal representative)